Fees Summary	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 64,112,500.00
Previously Paid Amount	0.00
Total Fee Amount	5,577.79
Total Offset Amount	5,577.79
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A